Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Restrictions Which Limit the Payment of Dividends (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends	50.00%
Term to meet consolidated installment and debt interest payments	18 months
Seanergy Maritime Holdings Corp. [Member] | Leader Alpha Bank Loan Facility [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends	50.00%
Term to meet consolidated installment and debt interest payments	18 months
Seanergy Maritime Holdings Corp. [Member] | Squire Alpha Bank Loan Facility [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends	50.00%
Term to meet consolidated installment and debt interest payments	18 months
Sea Genius Shipping Co. [Member] | HCOB Facility [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ (3,753)
Minimum value to loan ratio required to distribute dividends or distributions	1.45
Sea Glorius Shipping Co. [Member] | HCOB Facility [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ (4,277)
Minimum value to loan ratio required to distribute dividends or distributions	1.45
Partner Shipping Co. Limited [Member] | New ATB Loan Facility [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ 11,666
Amsterdam Trade Bank N.V [Member] | New ATB Loan Facility [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Minimum balance required to distribute dividends or distributions, unless additional repayments have been made	$ 3,190